Shareholder Report, Average Annual Return (Details)	6 Months Ended	9 Months Ended	12 Months Ended	46 Months Ended	60 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000224297
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Global Real Estate Fund
Average Annual Return, Percent			(5.36%)		2.65%			4.61%
C000224296
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Global Real Estate Fund
Average Annual Return, Percent			(1.29%)		3.09%			4.46%
C000224295
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Global Real Estate Fund
C000224298
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Global Real Estate Fund
C000224305
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Hedged Equity Fund
Average Annual Return, Percent			4.66%		8.43%			6.98%
C000224306
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Hedged Equity Fund
Average Annual Return, Percent			9.23%		8.87%			6.76%
C000224307
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Hedged Equity Fund
C000224308
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Hedged Equity Fund
C000224285
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Income Opportunities Fund
Average Annual Return, Percent		3.50%	5.76%		2.93%	4.89%
C000224286
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Income Opportunities Fund
Average Annual Return, Percent		4.01%	5.97%		3.39%	4.81%
C000224288
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Income Opportunities Fund
C000224287
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Income Opportunities Fund
C000230314
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Snow Long/Short Opportunity Fund
Average Annual Return, Percent	2.98%		5.82%		12.21%			6.86%
C000230311
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Snow Long/Short Opportunity Fund
Average Annual Return, Percent	7.84%		10.45%		12.71%			6.70%
C000230312
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Snow Long/Short Opportunity Fund
C000230313
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Snow Long/Short Opportunity Fund
C000230318
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Snow Small Cap Value Fund
Average Annual Return, Percent	7.82%		4.05%		18.22%			8.71%
C000230315
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Snow Small Cap Value Fund
Average Annual Return, Percent	12.97%		8.58%		18.74%			8.54%
C000230316
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Snow Small Cap Value Fund
C000230317
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Snow Small Cap Value Fund
Without Sales Load [Member] | C000224297
Average Annual Return [Line Items]
Average Annual Return, Percent			0.43%		3.87%			5.24%
Without Sales Load [Member] | C000224296
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.30%)		3.09%			4.46%
Without Sales Load [Member] | C000224295
Average Annual Return [Line Items]
Average Annual Return, Percent			0.93%		4.29%			5.68%
Without Sales Load [Member] | C000224298
Average Annual Return [Line Items]
Average Annual Return, Percent			0.98%		4.40%		4.51%
Without Sales Load [Member] | C000224305
Average Annual Return [Line Items]
Average Annual Return, Percent			11.08%		9.72%			7.61%
Without Sales Load [Member] | C000224306
Average Annual Return [Line Items]
Average Annual Return, Percent			10.23%		8.87%			6.76%
Without Sales Load [Member] | C000224307
Average Annual Return [Line Items]
Average Annual Return, Percent			11.27%		9.96%			7.92%
Without Sales Load [Member] | C000224308
Average Annual Return [Line Items]
Average Annual Return, Percent			11.67%		10.30%		9.32%
Without Sales Load [Member] | C000224285
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%	7.86%		4.17%	5.78%
Without Sales Load [Member] | C000224286
Average Annual Return [Line Items]
Average Annual Return, Percent		5.01%	6.97%		3.39%	4.81%
Without Sales Load [Member] | C000224288
Average Annual Return [Line Items]
Average Annual Return, Percent		5.71%	7.94%		4.40%	5.74%
Without Sales Load [Member] | C000224287
Average Annual Return [Line Items]
Average Annual Return, Percent		6.24%	8.63%		4.89%	6.19%
Without Sales Load [Member] | C000230314
Average Annual Return [Line Items]
Average Annual Return, Percent	9.25%		12.27%		13.55%			7.50%
Without Sales Load [Member] | C000230311
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%		11.45%		12.71%			6.70%
Without Sales Load [Member] | C000230312
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%		12.56%		13.83%			7.76%
Without Sales Load [Member] | C000230313
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%		12.59%	6.77%
Without Sales Load [Member] | C000230318
Average Annual Return [Line Items]
Average Annual Return, Percent	14.40%		10.40%		19.63%			9.35%
Without Sales Load [Member] | C000230315
Average Annual Return [Line Items]
Average Annual Return, Percent	13.97%		9.58%		18.74%			8.54%
Without Sales Load [Member] | C000230316
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%		10.74%		19.95%			9.64%
Without Sales Load [Member] | C000230317
Average Annual Return [Line Items]
Average Annual Return, Percent	14.55%		10.76%	9.26%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent			15.68%		12.89%			11.65%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent			15.68%		12.89%			11.65%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent			15.68%		12.89%			11.65%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent			15.68%		12.89%		11.85%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			15.88%		14.74%			14.60%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			15.88%		14.74%			14.60%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			15.88%		14.74%			14.60%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			15.88%		14.74%		14.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.27%	3.14%		(0.68%)	1.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.27%	3.14%		(0.68%)	1.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.27%	3.14%		(0.68%)	1.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.27%	3.14%		(0.68%)	1.80%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	4.89%		9.12%		12.98%			10.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	9.29%		15.84%		14.11%			13.98%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	4.89%		9.12%		12.98%			10.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	9.29%		15.84%	9.22%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.91%		5.83%		13.06%			8.62%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	9.29%		15.84%		14.11%			13.98%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.91%		5.83%		13.06%			8.62%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	9.29%		15.84%	9.22%
FTSE EPRA Nareit Developed Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Nareit Developed Net Index
Average Annual Return, Percent			1.78%		4.66%			3.78%
FTSE EPRA Nareit Developed Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Nareit Developed Net Index
Average Annual Return, Percent			1.78%		4.66%			3.78%
FTSE EPRA Nareit Developed Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Nareit Developed Net Index
Average Annual Return, Percent			1.78%		4.66%			3.78%
FTSE EPRA Nareit Developed Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Nareit Developed Net Index
Average Annual Return, Percent			1.78%		4.66%		2.77%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	9.29%		15.84%		14.11%			13.98%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	4.89%		9.12%		12.98%			10.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	9.29%		15.84%		14.11%			13.98%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	4.89%		9.12%	7.17%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	9.29%		15.84%		14.11%			13.98%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.91%		5.83%		13.06%			8.62%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	9.29%		15.84%		14.11%			13.98%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.91%		5.83%	2.36%